Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Statement of financial position [abstract]
Summary of classification of borrowings

	As of December 31, 2024	As of December 31, 2023
Noncurrent
Borrowings	1,402,343	554,832

Total noncurrent	1,402,343	554,832

Current
Borrowings	46,224	61,223

Total current	46,224	61,223

Total Borrowings	1,448,567	616,055

Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates
Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2024	As of December 31, 2023
Fixed interest
Less than 1 year	45,381	60,373
From 1 to 2 years	185,356	81,900
From 2 to 5 years	404,395	392,550
Over 5 years	787,592	55,382

Total	1,422,724	590,205
Variable interest
Less than 1 year	843	850
From 1 to 2 years	25,000	—
From 2 to 5 years	—	25,000
Over 5 years	—	—

Total	25,843	25,850

Total Borrowings	1,448,567	616,055

Summary of detailed information about borrowings
The carrying amount of borrowings as of December 31, 2024 and 2023 of the Company through its subsidiary Vista Argentina, is as follows:

Company	Execution date	Currency	Principal	Interest	Annual rate		Maturity date	As of December 31, 2024		As of December 31, 2023
Santander International	January, 2021	USD	11,700	Fixed	1.80%		January, 2026	68	(1)	68	(1)
Santander International	July, 2021	USD	43,500	Fixed	2.05%		July, 2026	79	(1)	79	(1)
Santander International	January, 2022	USD	13,500	Fixed	2.45%		January, 2027	28	(1)	28	(1)
ConocoPhillips Company	January, 2022	USD	25,000	Variable	SOFR + 2.01	(2) %	September, 2026	25,843		25,850
Citibank N.A.	April, 2024	USD	45,000	Fixed	5.00%		April, 2026	20,009		—
Banco Patagonia S.A.	July, 2024	USD	548	Fixed	11.00%		January, 2025	144		—

					Total			46,171		26,025

Instrument	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2024		As of December 31, 2023
ON VI	December, 2020	USD-linked (1)	10,000		Fixed	3.24%	December, 2024	—		9,997
ON XI	August, 2021	USD-linked (1)	9,230		Fixed	3.48%	August, 2025	—	(2)	9,231
ON XII	August, 2021	USD-linked (1)	100,769		Fixed	5.85%	August, 2031	97,467		102,556
ON XIII	June, 2022	USD	43,500		Fixed	6.00%	August, 2024	—		43,458
ON XIV	November, 2022	USD	40,511		Fixed	6.25%	November, 2025	—	(2)	36,484
ON XV	December, 2022	USD	13,500		Fixed	4.00%	January, 2025	13,539		13,476
ON XVI	December, 2022	USD-linked (1)	63,450		Fixed	0.00%	June, 2026	63,429		63,231
	May, 2023	USD-linked (1)	40,785	(3)	Fixed	0.00%	June, 2026	40,525		40,525
ON XVII	December, 2022	USD-linked (1)	39,118		Fixed	0.00%	December, 2026	37,805	(4)	38,948
ON XVIII	March, 2023	USD-linked (1)	118,542		Fixed	0.00%	March, 2027	115,657	(4)	117,979
ON XIX	March, 2023	USD-linked (1)	16,458		Fixed	1.00%	March, 2028	16,414		16,396
ON XX	June, 2023	USD	13,500		Fixed	4.50%	July, 2025	13,477		13,357
ON XXI	August, 2023	USD-linked (1)	70,000		Fixed	0.99%	August, 2028	67,170	(4)	69,749
ON XXII	December, 2023	USD	14,669		Fixed	5.00%	June, 2026	14,657		14,643
ON XXIII	March, 2024	USD	60,000		Fixed	6.50%	March, 2027	40,569	(4)	—
	May, 2024	USD	32,203		Fixed	6.50%	March, 2027	32,722		—
ON XXIV	May, 2024	USD	46,562		Fixed	8.00%	May, 2029	46,860		—
ON XXV	July, 2024	USD-linked (1)	53,195		Fixed	3.00%	July, 2028	53,111		—
ON XXVI	October, 2024	USD	150,000		Fixed	7.65%	October, 2031	151,573		—
ON XXVII	December, 2024	USD	600,000		Fixed	7.63%	December, 2035	597,421	(5)	—

							Total	1,402,396		590,030

							Total Borrowings	1,448,567		616,055

Summary of reconciliation of liabilities arising from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	616,055	549,332
Proceeds from borrowings (1)	1,320,897	358,954
Payment of borrowings principal (1)	(470,351)	(252,284)
Payment of borrowings interest	(53,897)	(22,993)
Payment of borrowings cost	(7,631)	(1,779)
Borrowings interest (2) (Note 11.2)	62,499	21,879
Amortized cost (2) (Note 11.3)	1,649	1,810
Remeasurement in borrowings (2) (3) (Note 11.3)	—	72,044
Changes in foreign exchange rate (2)	(20,654)	(111,727)
Other financial expense (2) (Note 11.3)	—	819

Amounts at end of year	1,448,567	616,055

(1)	As of December 31, 2023, proceeds from borrowings and payments of borrowings principal include 40,785 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows.
(2)	These transactions did not generate cash flows.
(3)	Related to ON VIII and X, which amounts were in UVA and adjusted by CER. As of December 31, 2023, they were pre- settled by the Company.

Summary of financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Trade and other receivables (Note 17)	1,654	—	1,654

Total noncurrent financial assets	1,654	—	1,654

Cash, bank balances and other short-term investments (Note 20)	119,841	124,065	243,906
Trade and other receivables (Note 17)	121,099	—	121,099

Total current financial assets	240,940	124,065	365,005

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Liabilities
Borrowings (Note 18.1)	1,402,343	—	1,402,343
Lease liabilities (Note 15)	37,638	—	37,638

Total noncurrent financial liabilities	1,439,981	—	1,439,981

Borrowings (Note 18.1)	46,224	—	46,224
Trade and other payables (Note 26)	487,186	—	487,186
Lease liabilities (Note 15)	58,022	—	58,022

Total current financial liabilities	591,432	—	591,432

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Plan assets (Note 23)	—	5,438	5,438
Trade and other receivables (Note 17)	3,284	—	3,284

Total noncurrent financial assets	3,284	5,438	8,722

Cash, bank balances and other short-term investments (Note 20)	35,292	156,163	191,455
Trade and other receivables (Note 17)	76,171	—	76,171

Total current financial assets	111,463	156,163	267,626

Liabilities
Borrowings (Note 18.1)	554,832	—	554,832
Lease liabilities (Note 15)	35,600	—	35,600

Total noncurrent financial liabilities	590,432	—	590,432

Borrowings (Note 18.1)	61,223	—	61,223
Trade and other payables (Note 26)	205,055	—	205,055
Lease liabilities (Note 15)	34,868	—	34,868

Total current financial liabilities	301,146	—	301,146

Summary of financial income and expense
Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2024:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	4,535	—	4,535
Interest expense (Note 11.2)	(62,499)	—	(62,499)
Amortized cost (Note 11.3)	(1,649)	—	(1,649)
Net changes in foreign exchange rate (Note 11.3)	(453)	—	(453)
Discount of assets and liabilities at present value (Note 11.3)	933	—	933
Changes in the fair value of financial assets (Note 11.3)	—	14,120	14,120
Interest expense on lease liabilities (Note 11.3)	(3,093)	—	(3,093)
Discount for well plugging and abandonment (Note 11.3)	(1,312)	—	(1,312)
Other (Note 11.3)	14,855	—	14,855

Total	(48,683)	14,120	(34,563)

For the year ended December 31, 2023:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	1,235	—	1,235
Interest expense (Note 11.2)	(21,879)	—	(21,879)
Amortized cost (Note 11.3)	(1,810)	—	(1,810)
Net changes in foreign exchange rate (Note 11.3)	18,458	—	18,458
Discount of assets and liabilities at present value (Note 11.3)	2,137	—	2,137
Changes in the fair value of financial assets (Note 11.3)	—	19,437	19,437
Interest expense on lease liabilities (Note 11.3)	(2,894)	—	(2,894)
Discount for well plugging and abandonment (Note 11.3)	(2,387)	—	(2,387)
Remeasurement in borrowings (Note 11.3)	(72,044)	—	(72,044)
Other (Note 11.3)	(26,381)	—	(26,381)

Total	(105,565)	19,437	(86,128)

For the year ended December 31, 2022:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	809	—	809
Interest expense (Note 11.2)	(28,886)	—	(28,886)
Amortized cost (Note 11.3)	(2,365)	—	(2,365)
Changes in the fair value of warrants (Note 11.3)	—	(30,350)	(30,350)
Net changes in foreign exchange rate (Note 11.3)	33,263	—	33,263
Discount of assets and liabilities at present value (Note 11.3)	(2,561)	—	(2,561)
Changes in the fair value of financial assets (Note 11.3)	—	(17,599)	(17,599)
Interest expense on lease liabilities (Note 11.3)	(1,925)	—	(1,925)
Discount for well plugging and abandonment (Note 11.3)	(2,444)	—	(2,444)
Remeasurement in borrowings (Note 11.3)	(52,817)	—	(52,817)
Other (Note 11.3)	9,242	—	9,242

Total	(47,684)	(47,949)	(95,633)

Summary of financial assets measured at fair value
The following chart shows the Company’s financial assets measured at fair value as of December 31, 2024 and 2023:

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short-term investments	124,065	—	—	124,065

Total assets	124,065	—		124,065

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	5,438	—	—	5,438
Short-term investments	156,163	—	—	156,163

Total assets	161,601	—	—	161,601

Reconciliation of level 3 fair value measurements
Reconciliation of level 3 measurements at fair value:

As of December 31, 2022

Amounts at beginning of year	2,544
Changes in the fair value of warrants (Note 11.3)	30,350
Other equity instruments (Note 18.3)	(32,894)

Amounts at end of year	—

Summary of fair value of liabilities

As of December 31, 2024	Carrying amount	Fair value	Level
Liabilities
Borrowings	1,448,567	1,391,352	2

Total liabilities	1,448,567	1,391,352

As of December 31, 2023	Carrying amount	Fair value	Level
Liabilities
Borrowings	616,055	516,699	2

Total liabilities	616,055	516,699

Summary of effect of change in foreign exchange rates

	As of December 31, 2024	As of December 31, 2023
Changes in Argentine government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	869 / (869)	374 / (374)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	11,537 / (11,537)	15,243 / (15,243)

Summary of sensitivity analysis for types of market risk
The following chart shows the sensitivity to a modification in the exchange rate of ARS to USD while maintaining the remainder variables constant. Impact on profit before taxes is related to changes in the fair value of monetary assets and liabilities denominated in currencies other than the USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2024	As of December 31, 2023
Changes in exchange rate	+/- 10%	+/- 10%
Effect on profit or loss before income taxes	38,108 / (38,108)	658 / (658)
Effect on equity before income taxes	38,108 / (38,108)	658 / (658)

Summary of detailed information about concentration of risk that arises from contracts within scope of IFRS 17

	As of December 31, 2024	As of December 31, 2023
Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	28%	41%
ENAP Refinerías S.A.	28%	18%
PEMEX	15%	21%

	For the year ended December 31, 2024	For the year ended December 31, 2023
Percentages to revenue from contracts with customers per product:
Crude oil
Raizen Argentina S.A.	25%	24%
Trafigura	20%	16%
Trafigura Pte LTD	19%	16%
ENAP Refinerías S.A.	15%	7%
Valero Marketing and Supply Company	-%	10%
Repsol Trading USA Corp.	-%	10%
Natural gas
Cinergia Chile S.p.a	28%	30%
CAMMESA	13%	8%

Summary of credit risk exposure

As of December 31, 2024	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil and gas accounts receivable	74,391	2,960	41	77,392
Expected credit losses	—	—	(41)	(41)

Net amount at default of oil and gas accounts receivable				77,351

As of December 31, 2023	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of o il and gas accounts receivable	57,873	1,914	52	59,839
Expected credit losses	—	—	(52)	(52)

Net amount at default of o il and gas accounts receivable				59,787

Summary of managing liquidity risk
Below is the assessment of the Company’s liquidity risk as of December 31, 2024, and 2023:

	As of December 31, 2024	As of December 31, 2023
Current assets	1,052,271	425,904
Current liabilities	1,057,754	359,386

Liquidity index	0.994	1.185

Summary of contractual undiscounted cash flows of financial liabilities
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2024	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	545,208	46,224	591,432
From 1 to 2 years	14,453	210,356	224,809
From 2 to 5 years	17,310	404,395	421,705
Over 5 years	5,875	787,592	793,467

Total	582,846	1,448,567	2,031,413

As of December 31, 2023	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	239,923	61,223	301,146
From 1 to 2 years	11,898	81,900	93,798
From 2 to 5 years	16,120	417,550	433,670
Over 5 years	7,582	55,382	62,964

Total	275,523	616,055	891,578